Debt And Liquidity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Long-term Debt and Capital Lease Obligations [Abstract]
Schedule Of Long-Term Debt
The following table presents our long-term debt:

	As of June 30, 2018	As of December 31, 2017
	(Dollars in thousands)
Old Credit Facility (Old Revolving Facility and Old Term Loan Facility)	$—	$58,192
Senior Notes	—	280,586
2018 Credit Facility (2018 Term Loan and 2018 Revolving Facility)	2,209,075	—
Other Debt	931	596
Total Debt	2,210,006	339,374
Less: Short-term Debt	(106,378)	(16,474)
Long-term Debt	$2,103,628	$322,900

	As of December 31, 2017	As of December 31, 2016

	(Dollars in thousands)
Credit Facility (revolving facility and term loan facility)	$58,192	$90,731
Senior Notes	280,586	274,132
Other Debt	596	569

Total Debt	339,374	365,432
Less: Short-term Debt	(16,474)	(8,852)

Long-term Debt	$322,900	$356,580